EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to general partner and limited partner interests	$ 19,829		$ 18,236		$ 39,284		$ 42,083
Less: Dropdown Predecessor net income	0		(5,115)		0		(9,882)
Less: distributions paid	(20,820)	[1]	0	[1]	(34,691)	[1]	0	[1]
(Over) undistributed earnings	(991)		13,121		4,593		32,201
Net income attributable to [Abstract]
Common unitholders	12,810		8,904		24,622		18,677
Subordinated unitholders	6,622		3,955		13,876		12,880
General Partner	$ 397		$ 262		$ 786		$ 645
Weighted average units outstanding (basic and diluted) [Abstract]
Common unitholders (in units)	23,127		23,127		23,127		23,127
Subordinated unitholders (in units)	15,949		15,949		15,949		15,949
General Partner (in units)	797		797		797		797
Earnings per unit (basic and diluted) [Abstract]
Common unitholders (in dollars per unit)	$ 0.55		$ 0.39		$ 1.06		$ 0.81
Subordinated unitholders (in dollars per unit)	$ 0.42		$ 0.25		$ 0.87		$ 0.81
General Partner (in dollars per unit)	$ 0.50		$ 0.33		$ 0.99		$ 0.81
Cash distributions declared and paid in the period per unit: (in dollars per unit)	$ 0.43	[2]	$ 0	[2]	$ 0.86	[2]	$ 0	[2]
Subsequent event: Cash distributions declared and paid per unit relating to the period: (in dollars per unit)	$ 0.44	[3]	$ 0.33	[3]	$ 0.44	[3]	$ 0.33	[3]
Distribution Made to Member or Limited Partner [Line Items]
Partnership's total number of units outstanding (in hundredths)	35.00%				35.00%
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54				$ 1.54
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
First distribution to minimum distribution point and or any arrearages due [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.3850				$ 0.3850
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.3850				$ 0.3850
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428				$ 0.4428
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	98.00%				98.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813				$ 0.4813
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	85.00%				85.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%				13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775				$ 0.5775
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	75.00%				75.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%				23.00%
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	50.00%				50.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%				48.00%

[1]	Subsequent cash distributions (paid in August 2012), relating to the quarter ended June 30, 2012, included in the calculations of earnings per unit were based on the number of units outstanding after the Partnership's follow-on equity offering.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.